Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Disciplined Small Cap Portfolio

September 30, 2019

VDSC-QTLY-1119
1.837324.113

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 1.1%
Cogent Communications Group, Inc.	27,266	$1,502,357
Intelsat SA (a)	51,645	1,177,506
Ooma, Inc. (a)	4,750	49,400
		2,729,263
Entertainment - 0.2%
Glu Mobile, Inc. (a)(b)	115,449	576,091
Interactive Media & Services - 1.4%
CarGurus, Inc. Class A (a)(b)	38,993	1,206,833
Liberty TripAdvisor Holdings, Inc. (a)	107,841	1,014,784
Yelp, Inc. (a)(b)	39,743	1,381,069
Zedge, Inc. (a)	8,694	14,519
		3,617,205
Media - 0.1%
A.H. Belo Corp. Class A	2,242	8,408
Entercom Communications Corp. Class A (b)	37,263	124,458
National CineMedia, Inc.	820	6,724
New Media Investment Group, Inc. (b)	7,009	61,749
The McClatchy Co. Class A (a)(b)	1,923	5,442
		206,781

TOTAL COMMUNICATION SERVICES		7,129,340

CONSUMER DISCRETIONARY - 10.5%
Auto Components - 0.3%
Adient PLC	19,714	452,633
Dana, Inc.	11,133	160,761
Tenneco, Inc.	11,731	146,872
		760,266
Distributors - 0.5%
Core-Mark Holding Co., Inc.	41,211	1,323,491
Diversified Consumer Services - 1.3%
American Public Education, Inc. (a)	9,475	211,672
Carriage Services, Inc.	1,638	33,481
Collectors Universe, Inc.	4,109	117,024
K12, Inc. (a)	50,134	1,323,538
Regis Corp. (a)	1,416	28,632
Weight Watchers International, Inc. (a)	43,527	1,646,191
		3,360,538
Hotels, Restaurants & Leisure - 1.2%
BJ's Restaurants, Inc. (b)	8,892	345,365
Bloomin' Brands, Inc.	21,477	406,560
Bluegreen Vacations Corp.	29	270
Brinker International, Inc. (b)	36,087	1,539,832
Dine Brands Global, Inc.	3,052	231,525
Jack in the Box, Inc. (b)	365	33,259
RCI Hospitality Holdings, Inc.	8,300	171,644
SeaWorld Entertainment, Inc. (a)	1,236	32,532
The Cheesecake Factory, Inc. (b)	5,337	222,446
		2,983,433
Household Durables - 4.0%
Bassett Furniture Industries, Inc.	2,390	36,567
Cavco Industries, Inc. (a)	3,201	614,880
Ethan Allen Interiors, Inc.	69,568	1,328,749
Flexsteel Industries, Inc.	12,923	191,519
GoPro, Inc. Class A (a)(b)	35,297	183,015
KB Home	41,617	1,414,978
La-Z-Boy, Inc.	31,331	1,052,408
M.D.C. Holdings, Inc.	17,365	748,432
M/I Homes, Inc. (a)	38,612	1,453,742
Meritage Homes Corp. (a)	12,479	877,898
Taylor Morrison Home Corp. (a)	60,282	1,563,715
Tupperware Brands Corp.	32,006	507,935
		9,973,838
Internet & Direct Marketing Retail - 0.1%
Shutterstock, Inc. (a)(b)	6,588	237,959
Leisure Products - 0.2%
Johnson Outdoors, Inc. Class A	7,054	413,082
Specialty Retail - 1.5%
Citi Trends, Inc.	520	9,516
DSW, Inc. Class A (b)	9,204	157,572
Group 1 Automotive, Inc.	10,434	963,163
Haverty Furniture Companies, Inc.	21,100	427,697
Office Depot, Inc.	162,769	285,660
Rent-A-Center, Inc.	2,347	60,529
RH (a)(b)	565	96,519
Sally Beauty Holdings, Inc. (a)(b)	46,945	699,011
Shoe Carnival, Inc. (b)	19,081	618,415
Sonic Automotive, Inc. Class A (sub. vtg.)	16,234	509,910
		3,827,992
Textiles, Apparel & Luxury Goods - 1.4%
Crocs, Inc. (a)	48,474	1,345,638
Deckers Outdoor Corp. (a)	12,982	1,913,028
J.Jill, Inc.	12,371	23,505
Rocky Brands, Inc.	4,190	139,234
Vera Bradley, Inc. (a)	6,798	68,660
		3,490,065

TOTAL CONSUMER DISCRETIONARY		26,370,664

CONSUMER STAPLES - 3.0%
Beverages - 0.7%
Boston Beer Co., Inc. Class A (a)(b)	1,186	431,799
Coca-Cola Bottling Co. Consolidated	4,494	1,365,592
		1,797,391
Food & Staples Retailing - 0.5%
Ingles Markets, Inc. Class A	22,976	892,847
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	18,021	180,030
Village Super Market, Inc. Class A (b)	3,354	88,713
Weis Markets, Inc. (b)	2,927	111,636
		1,273,226
Food Products - 0.7%
B&G Foods, Inc. Class A (b)	52,685	996,273
John B. Sanfilippo & Son, Inc.	3,052	294,823
Sanderson Farms, Inc. (b)	1,455	220,185
The Simply Good Foods Co. (a)	4,643	134,601
		1,645,882
Personal Products - 0.6%
Edgewell Personal Care Co. (a)	7,436	241,596
MediFast, Inc. (b)	7,205	746,654
USANA Health Sciences, Inc. (a)	8,460	578,579
		1,566,829
Tobacco - 0.5%
Vector Group Ltd. (b)	98,909	1,178,006

TOTAL CONSUMER STAPLES		7,461,334

ENERGY - 2.6%
Energy Equipment & Services - 0.7%
Archrock, Inc.	132,373	1,319,759
Matrix Service Co. (a)	6,973	119,517
SEACOR Holdings, Inc. (a)	4,929	232,008
		1,671,284
Oil, Gas & Consumable Fuels - 1.9%
Adams Resources & Energy, Inc.	572	17,732
Amplify Energy Corp. New	4,111	25,365
Arch Coal, Inc. (b)	13,492	1,001,106
Berry Petroleum Corp.	11,336	106,105
California Resources Corp. (a)(b)	12,082	123,236
Delek U.S. Holdings, Inc. (b)	15,308	555,680
DHT Holdings, Inc.	127,432	783,707
Evolution Petroleum Corp.	3,732	21,795
GasLog Ltd. (b)	48,096	618,034
Montage Resources Corp. (a)	26,326	99,512
Nordic American Tanker Shipping Ltd. (b)	104,578	225,888
PDC Energy, Inc. (a)	14,872	412,698
Southwestern Energy Co. (a)(b)	65,303	126,035
Teekay Corp.	9,358	37,432
Teekay Tankers Ltd. (a)	97,091	126,218
Whiting Petroleum Corp. (a)(b)	59,508	477,849
		4,758,392

TOTAL ENERGY		6,429,676

FINANCIALS - 16.9%
Banks - 6.7%
1st Source Corp.	4,241	193,941
BancFirst Corp.	25,464	1,411,215
BankFinancial Corp.	1,042	12,400
Boston Private Financial Holdings, Inc.	8,789	102,436
Brookline Bancorp, Inc., Delaware	3,212	47,313
Cadence Bancorp Class A	4,704	82,508
Capital City Bank Group, Inc.	1,938	53,198
Cathay General Bancorp	42,939	1,491,486
Codorus Valley Bancorp, Inc.	181	4,210
Community Bank System, Inc.	1,893	116,779
Community Trust Bancorp, Inc.	3,947	168,063
Financial Institutions, Inc.	7,888	238,060
First Bancorp, North Carolina	1,499	53,814
First Bancorp, Puerto Rico	128,364	1,281,073
First Interstate Bancsystem, Inc.	20,068	807,536
First Savings Financial Group, Inc. (b)	119	7,521
Fulton Financial Corp.	101,905	1,648,823
Great Southern Bancorp, Inc.	11,793	671,611
Hancock Whitney Corp.	44,147	1,690,609
Heritage Commerce Corp.	2,159	25,379
IBERIABANK Corp.	20,853	1,575,236
International Bancshares Corp.	41,785	1,613,737
Investors Bancorp, Inc.	93,271	1,059,559
Lakeland Bancorp, Inc.	3,583	55,286
LegacyTexas Financial Group, Inc.	162	7,052
National Bankshares, Inc.	205	8,210
OFG Bancorp	20,063	439,380
Old National Bancorp, Indiana	4,277	73,586
Peapack-Gladstone Financial Corp.	5,798	162,518
Peoples Bancorp, Inc.	1,110	35,309
Renasant Corp.	3,435	120,259
Republic Bancorp, Inc., Kentucky Class A	2,568	111,580
Sierra Bancorp	5,173	137,395
Simmons First National Corp. Class A	107	2,664
South Plains Financial, Inc.	674	10,986
Trustmark Corp.	3,228	110,107
UMB Financial Corp.	10,401	671,697
Univest Corp. of Pennsylvania	862	21,990
WesBanco, Inc.	12,531	468,283
		16,792,809
Capital Markets - 2.9%
Artisan Partners Asset Management, Inc. (b)	53,925	1,522,842
Cohen & Steers, Inc. (b)	27,276	1,498,271
Diamond Hill Investment Group, Inc.	92	12,708
Houlihan Lokey	7,267	327,742
INTL FCStone, Inc. (a)	23,478	964,007
Moelis & Co. Class A	9,632	316,411
Oppenheimer Holdings, Inc. Class A (non-vtg.)	15,417	463,435
Piper Jaffray Companies (b)	8,675	654,789
Pzena Investment Management, Inc.	2,304	20,552
Waddell & Reed Financial, Inc. Class A (b)	85,618	1,470,917
Westwood Holdings Group, Inc.	1,759	48,672
		7,300,346
Consumer Finance - 1.1%
CURO Group Holdings Corp. (a)(b)	7,145	94,886
Enova International, Inc. (a)	54,557	1,132,058
LendingClub Corp. (a)	9,604	125,620
Nelnet, Inc. Class A	22,235	1,414,146
		2,766,710
Diversified Financial Services - 0.2%
Marlin Business Services Corp.	13,634	343,440
Pennymac Financial Services, Inc.	3,537	107,454
		450,894
Insurance - 2.2%
Amerisafe, Inc.	6,235	412,196
Crawford & Co. Class B	2,376	23,974
Employers Holdings, Inc.	3,971	173,056
Genworth Financial, Inc. Class A	2,896	12,742
Goosehead Insurance (b)	29,248	1,443,389
Hallmark Financial Services, Inc. (a)	2,712	51,881
Health Insurance Innovations, Inc. (a)(b)	21,626	539,136
Horace Mann Educators Corp.	18,663	864,657
Investors Title Co.	176	28,178
National General Holdings Corp.	16,059	369,678
Selective Insurance Group, Inc.	19,634	1,476,280
		5,395,167
Mortgage Real Estate Investment Trusts - 0.3%
Invesco Mortgage Capital, Inc.	3,611	55,284
Ladder Capital Corp. Class A	41,770	721,368
		776,652
Real Estate Management & Development - 0.5%
The RMR Group, Inc.	30,024	1,365,492
Thrifts & Mortgage Finance - 3.0%
Essent Group Ltd.	39,651	1,890,163
Farmer Mac Class C (non-vtg.)	5,474	447,007
First Defiance Financial Corp.	4,707	136,338
Northwest Bancshares, Inc. (b)	85,098	1,394,756
Radian Group, Inc.	42,255	965,104
Southern Missouri Bancorp, Inc.	4	146
Walker & Dunlop, Inc.	27,196	1,521,072
Washington Federal, Inc.	20,180	746,458
Waterstone Financial, Inc.	16,634	285,772
		7,386,816

TOTAL FINANCIALS		42,234,886

HEALTH CARE - 16.8%
Biotechnology - 5.5%
ACADIA Pharmaceuticals, Inc. (a)	17,822	641,414
Acceleron Pharma, Inc. (a)	2,827	111,695
Achillion Pharmaceuticals, Inc. (a)	49,549	178,376
Adverum Biotechnologies, Inc. (a)(b)	9,472	51,622
Aeglea BioTherapeutics, Inc. (a)	793	6,098
Affimed NV (a)(b)	51,622	151,769
Akebia Therapeutics, Inc. (a)	25,379	99,486
Allakos, Inc. (a)(b)	952	74,856
Allogene Therapeutics, Inc. (b)	353	9,621
Amicus Therapeutics, Inc. (a)(b)	18,064	144,873
Anika Therapeutics, Inc. (a)	5,111	280,543
Apellis Pharmaceuticals, Inc. (a)	9,116	219,604
Ardelyx, Inc. (a)	33,132	155,720
Arena Pharmaceuticals, Inc. (a)	4,426	202,578
Arrowhead Pharmaceuticals, Inc. (a)(b)	16,191	456,262
Audentes Therapeutics, Inc. (a)	2,343	65,815
Avid Bioservices, Inc. (a)	7,924	41,997
Biohaven Pharmaceutical Holding Co. Ltd. (a)	7,436	310,230
Biospecifics Technologies Corp. (a)	2,414	129,197
Blueprint Medicines Corp. (a)	4,614	338,991
Calithera Biosciences, Inc. (a)	1,196	3,696
CareDx, Inc. (a)	10,649	240,774
Catalyst Pharmaceutical Partners, Inc. (a)	48,333	256,648
Chimerix, Inc. (a)	63,391	148,969
Coherus BioSciences, Inc. (a)	13,466	272,821
CTI BioPharma Corp. (a)	13,869	11,540
CytomX Therapeutics, Inc. (a)	4,993	36,848
Deciphera Pharmaceuticals, Inc. (a)	5,833	197,972
Eagle Pharmaceuticals, Inc. (a)	4,492	254,112
Editas Medicine, Inc. (a)(b)	1,844	41,933
Emergent BioSolutions, Inc. (a)	6,832	357,177
Enanta Pharmaceuticals, Inc. (a)	2,569	154,346
Esperion Therapeutics, Inc. (a)(b)	6,315	231,508
Fate Therapeutics, Inc. (a)	10,394	161,419
FibroGen, Inc. (a)	11,999	443,723
Global Blood Therapeutics, Inc. (a)	5,075	246,239
Halozyme Therapeutics, Inc. (a)	27,233	422,384
Heron Therapeutics, Inc. (a)(b)	3,462	64,047
ImmunoGen, Inc. (a)	58,015	140,396
Immunomedics, Inc. (a)(b)	14,890	197,441
Insmed, Inc. (a)(b)	4,773	84,196
Intellia Therapeutics, Inc. (a)(b)	13,321	177,835
Intercept Pharmaceuticals, Inc. (a)(b)	1,317	87,396
Invitae Corp. (a)(b)	17,690	340,886
Iovance Biotherapeutics, Inc. (a)(b)	9,946	181,017
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	33,683	289,169
Kura Oncology, Inc. (a)	3,917	59,421
Ligand Pharmaceuticals, Inc. Class B (a)(b)	1,359	135,275
Mirati Therapeutics, Inc. (a)(b)	4,350	338,909
Momenta Pharmaceuticals, Inc. (a)	3,200	41,472
Myriad Genetics, Inc. (a)	14,591	417,740
Natera, Inc. (a)	12,375	405,900
Oncternal Therapeutics, Inc. rights 12/31/99 (a)(c)	466	0
Palatin Technologies, Inc. (a)(b)	8,452	7,681
Pfenex, Inc. (a)	17,913	151,186
Pieris Pharmaceuticals, Inc. (a)	40	136
Portola Pharmaceuticals, Inc. (a)(b)	5,202	139,518
PTC Therapeutics, Inc. (a)	5,796	196,021
Ra Pharmaceuticals, Inc. (a)	8,916	210,863
Radius Health, Inc. (a)(b)	11,170	287,628
Recro Pharma, Inc. (a)(b)	16,490	182,709
REGENXBIO, Inc. (a)	7,431	264,544
Repligen Corp. (a)	7,790	597,415
Sangamo Therapeutics, Inc. (a)	1,509	13,656
Spark Therapeutics, Inc. (a)	1,388	134,608
Stemline Therapeutics, Inc. (a)	3,542	36,872
Syndax Pharmaceuticals, Inc. (a)	3,888	29,043
TG Therapeutics, Inc. (a)(b)	28,567	160,404
The Medicines Company (a)(b)	7,152	357,600
Ultragenyx Pharmaceutical, Inc. (a)(b)	4,053	173,387
Vanda Pharmaceuticals, Inc. (a)	16,012	212,639
Veracyte, Inc. (a)	12,670	304,080
Vericel Corp. (a)(b)	5,862	88,751
Voyager Therapeutics, Inc. (a)	1,615	27,794
Xencor, Inc. (a)	3,640	122,777
		13,813,268
Health Care Equipment & Supplies - 5.0%
Angiodynamics, Inc. (a)	17,243	317,616
Atricure, Inc. (a)	6,098	152,084
Cardiovascular Systems, Inc. (a)	15,815	751,529
ConforMis, Inc. (a)(b)	140,928	262,126
CONMED Corp.	2,581	248,163
Haemonetics Corp. (a)	16,243	2,048,888
Inspire Medical Systems, Inc. (a)	3,171	193,494
Integer Holdings Corp. (a)	13,367	1,010,011
LeMaitre Vascular, Inc.	2,102	71,846
Meridian Bioscience, Inc.	85,703	813,321
Mesa Laboratories, Inc.	2,230	530,227
Natus Medical, Inc. (a)	2,944	93,737
Novocure Ltd. (a)	26,880	2,010,086
Orthofix International NV (a)	26,250	1,391,775
SurModics, Inc. (a)	23,636	1,081,111
Tandem Diabetes Care, Inc. (a)	27,909	1,646,073
		12,622,087
Health Care Providers & Services - 3.0%
Amedisys, Inc. (a)	7,587	993,973
Apollo Medical Holdings, Inc. (a)(b)	1,503	26,483
Brookdale Senior Living, Inc. (a)	2,620	19,860
Corvel Corp. (a)	16,529	1,251,245
G1 Therapeutics, Inc. (a)(b)	788	17,951
Magellan Health Services, Inc. (a)	7,537	468,048
National Healthcare Corp.	17,483	1,430,984
Owens & Minor, Inc.	9,413	54,690
Patterson Companies, Inc. (b)	8,846	157,636
Providence Service Corp. (a)	15,399	915,625
RadNet, Inc. (a)	3,120	44,803
Select Medical Holdings Corp. (a)	34,100	565,037
Tenet Healthcare Corp. (a)	60,148	1,330,474
U.S. Physical Therapy, Inc.	1,167	152,352
		7,429,161
Health Care Technology - 2.0%
Allscripts Healthcare Solutions, Inc. (a)(b)	143,005	1,570,195
HealthStream, Inc. (a)	14,442	373,903
HMS Holdings Corp. (a)	45,374	1,563,815
Nextgen Healthcare, Inc. (a)(b)	86,580	1,356,709
Teladoc Health, Inc. (a)(b)	335	22,686
		4,887,308
Life Sciences Tools & Services - 0.4%
Cambrex Corp. (a)	134	7,973
Fluidigm Corp. (a)	32,452	150,253
Medpace Holdings, Inc. (a)	5,684	477,683
NeoGenomics, Inc. (a)	6,635	126,861
Syneos Health, Inc. (a)	5,946	316,387
		1,079,157
Pharmaceuticals - 0.9%
Amneal Pharmaceuticals, Inc. (a)(b)	12,024	34,870
Athenex, Inc. (a)(b)	1,527	18,576
Axsome Therapeutics, Inc. (a)	1,506	30,481
Checkpoint Therapeutics, Inc. (a)	3,182	7,923
Chiasma, Inc. (a)(b)	2,195	10,865
Corcept Therapeutics, Inc. (a)(b)	16,631	235,079
Endo International PLC (a)	86,933	279,055
Lannett Co., Inc. (a)(b)	15,212	170,374
Mallinckrodt PLC (a)(b)	60,445	145,672
MyoKardia, Inc. (a)	3,287	171,417
Pacira Biosciences, Inc. (a)	8,503	323,709
Phibro Animal Health Corp. Class A	8,542	182,201
Prestige Brands Holdings, Inc. (a)(b)	13,530	469,356
Reata Pharmaceuticals, Inc. (a)(b)	1,188	95,385
Supernus Pharmaceuticals, Inc. (a)	3,622	99,533
Zogenix, Inc. (a)	2,482	99,379
		2,373,875

TOTAL HEALTH CARE		42,204,856

INDUSTRIALS - 16.0%
Aerospace & Defense - 2.1%
AAR Corp.	34,465	1,420,303
Aerojet Rocketdyne Holdings, Inc. (a)(b)	11,357	573,642
Astronics Corp. (a)	31,585	927,967
Moog, Inc. Class A	19,109	1,550,122
National Presto Industries, Inc. (b)	260	23,163
Parsons Corp.	22,460	740,731
Vectrus, Inc. (a)	2,495	101,422
		5,337,350
Airlines - 0.0%
Mesa Air Group, Inc. (a)	2,237	15,089
Building Products - 0.5%
Advanced Drain Systems, Inc.	13,541	436,968
GMS, Inc. (a)	12,548	360,379
Quanex Building Products Corp.	5,481	99,096
Universal Forest Products, Inc.	8,269	329,768
		1,226,211
Commercial Services & Supplies - 4.5%
ADS Waste Holdings, Inc. (a)	1,026	33,417
Brady Corp. Class A	31,039	1,646,619
Deluxe Corp.	33,605	1,652,022
Herman Miller, Inc.	37,099	1,709,893
HNI Corp.	1,704	60,492
Kimball International, Inc. Class B	73,719	1,422,777
Knoll, Inc.	14,702	372,696
LSC Communications, Inc.	15,387	21,234
MSA Safety, Inc.	2,707	295,361
Quad/Graphics, Inc. (b)	4,242	44,583
R.R. Donnelley & Sons Co.	14,170	53,421
SP Plus Corp. (a)	719	26,603
Steelcase, Inc. Class A	82,854	1,524,514
Tetra Tech, Inc.	9,619	834,544
UniFirst Corp.	7,716	1,505,546
VSE Corp.	2,232	76,089
		11,279,811
Construction & Engineering - 1.0%
Comfort Systems U.S.A., Inc.	2,310	102,171
EMCOR Group, Inc.	22,323	1,922,457
Great Lakes Dredge & Dock Corp. (a)	19,972	208,707
MYR Group, Inc. (a)	2,492	77,975
Primoris Services Corp.	6,590	129,230
		2,440,540
Electrical Equipment - 1.9%
Encore Wire Corp.	18,464	1,039,154
EnerSys	25,675	1,693,010
Generac Holdings, Inc. (a)	15,780	1,236,205
Powell Industries, Inc.	14,901	583,374
Preformed Line Products Co.	4,810	262,578
Thermon Group Holdings, Inc. (a)	1,979	45,477
		4,859,798
Machinery - 1.0%
Federal Signal Corp.	1,324	43,348
Gorman-Rupp Co.	3,501	121,800
Hillenbrand, Inc.	20,661	638,012
Hurco Companies, Inc.	9,629	309,765
Hyster-Yale Materials Handling Class A	6,423	351,531
L.B. Foster Co. Class A (a)	2,168	46,981
Mueller Industries, Inc.	5,869	168,323
Park-Ohio Holdings Corp.	5,968	178,204
Rexnord Corp. (a)	7,886	213,316
Wabash National Corp.	14,734	213,790
Watts Water Technologies, Inc. Class A	1,414	132,534
		2,417,604
Marine - 0.0%
Safe Bulkers, Inc. (a)	33,178	58,062
Professional Services - 3.6%
Barrett Business Services, Inc.	8,829	784,192
CRA International, Inc.	1,982	83,185
Heidrick & Struggles International, Inc.	34,378	938,519
Insperity, Inc.	15,571	1,535,612
Kelly Services, Inc. Class A (non-vtg.)	22,859	553,645
Kforce, Inc.	38,924	1,472,690
Korn Ferry	18,164	701,857
Resources Connection, Inc.	80,830	1,373,302
TriNet Group, Inc. (a)	24,743	1,538,767
		8,981,769
Road & Rail - 0.3%
ArcBest Corp.	7,913	240,951
Heartland Express, Inc.	6,190	133,147
Marten Transport Ltd.	12,747	264,883
Universal Logistics Holdings, Inc.	2,593	60,365
		699,346
Trading Companies & Distributors - 1.1%
Applied Industrial Technologies, Inc.	11,093	630,082
BMC Stock Holdings, Inc. (a)	6,562	171,793
Herc Holdings, Inc. (a)	3,346	155,622
Rush Enterprises, Inc. Class A	36,654	1,414,111
Systemax, Inc.	17,752	390,722
Titan Machinery, Inc. (a)	9,010	129,203
		2,891,533

TOTAL INDUSTRIALS		40,207,113

INFORMATION TECHNOLOGY - 15.0%
Communications Equipment - 0.6%
Acacia Communications, Inc. (a)	856	55,982
ADTRAN, Inc.	3,236	36,712
Calix Networks, Inc. (a)	118,857	759,496
Communications Systems, Inc.	2,972	13,582
Comtech Telecommunications Corp.	11,304	367,380
Extreme Networks, Inc. (a)	21,269	154,732
Tessco Technologies, Inc.	4,356	62,596
		1,450,480
Electronic Equipment & Components - 2.7%
Anixter International, Inc. (a)	18,844	1,302,497
Badger Meter, Inc. (b)	1,606	86,242
Belden, Inc. (b)	25,364	1,352,916
II-VI, Inc. (a)	637	22,429
Insight Enterprises, Inc. (a)	16,451	916,156
Kimball Electronics, Inc. (a)	27,078	392,902
PC Connection, Inc.	4,279	166,453
ScanSource, Inc. (a)	15,337	468,545
Tech Data Corp. (a)	17,655	1,840,357
Vishay Intertechnology, Inc. (b)	4,735	80,164
		6,628,661
IT Services - 2.2%
CSG Systems International, Inc. (b)	25,310	1,308,021
EVERTEC, Inc.	45,205	1,411,300
Maximus, Inc.	12,232	945,044
Perspecta, Inc.	33,330	870,580
Sykes Enterprises, Inc. (a)	31,390	961,790
		5,496,735
Semiconductors & Semiconductor Equipment - 5.0%
Ambarella, Inc. (a)	9,720	610,756
Amkor Technology, Inc. (a)	144,608	1,315,933
Ceva, Inc. (a)	1,231	36,758
Cirrus Logic, Inc. (a)	30,123	1,613,990
Diodes, Inc. (a)	36,013	1,445,922
Enphase Energy, Inc. (a)(b)	15,980	355,235
Impinj, Inc. (a)(b)	9,179	282,989
Lattice Semiconductor Corp. (a)	81,873	1,497,048
NeoPhotonics Corp. (a)	206,426	1,257,134
Power Integrations, Inc.	4,006	362,263
Rambus, Inc. (a)	34,083	447,339
Silicon Laboratories, Inc. (a)	16,691	1,858,543
SunPower Corp. (a)(b)	20,837	228,582
Synaptics, Inc. (a)	33,000	1,318,350
		12,630,842
Software - 4.1%
Agilysys, Inc. (a)	37,769	967,264
Alarm.com Holdings, Inc. (a)	7,173	334,549
BlackLine, Inc. (a)	13,795	659,539
Box, Inc. Class A (a)	57,538	952,829
ChannelAdvisor Corp. (a)	939	8,761
CommVault Systems, Inc. (a)	17,844	797,805
Cornerstone OnDemand, Inc. (a)	15,725	862,045
MobileIron, Inc. (a)	187,487	1,227,102
Progress Software Corp.	38,310	1,458,079
Q2 Holdings, Inc. (a)(b)	4,085	322,184
SPS Commerce, Inc. (a)	8,891	418,499
TeleNav, Inc. (a)	39,248	187,605
Tenable Holdings, Inc. (a)	3,990	89,296
TiVo Corp.	11,946	90,969
Verint Systems, Inc. (a)	17,066	730,083
Workiva, Inc. (a)	16,313	714,999
Yext, Inc. (a)(b)	34,900	554,561
		10,376,169
Technology Hardware, Storage & Peripherals - 0.4%
Avid Technology, Inc. (a)(b)	103,041	637,824
Diebold Nixdorf, Inc. (a)(b)	21,752	243,622
		881,446

TOTAL INFORMATION TECHNOLOGY		37,464,333

MATERIALS - 5.9%
Chemicals - 2.7%
FutureFuel Corp.	55,110	658,013
Hawkins, Inc.	741	31,493
Kraton Performance Polymers, Inc. (a)	44,822	1,447,302
PolyOne Corp.	48,467	1,582,448
Stepan Co.	16,432	1,594,890
Tredegar Corp.	1,454	28,382
Trinseo SA (b)	11,702	502,601
Tronox Holdings PLC	123,797	1,027,515
		6,872,644
Construction Materials - 0.0%
Forterra, Inc. (a)(b)	12,819	92,681
Containers & Packaging - 0.5%
Myers Industries, Inc.	71,347	1,259,275
Metals & Mining - 2.1%
Atkore International Group, Inc. (a)	49,931	1,515,406
Materion Corp.	19,757	1,212,290
Novagold Resources, Inc. (a)	9,014	54,771
Schnitzer Steel Industries, Inc. Class A (b)	30,978	640,005
SunCoke Energy, Inc.	155,236	875,531
Worthington Industries, Inc.	23,662	853,015
		5,151,018
Paper & Forest Products - 0.6%
Boise Cascade Co.	16,277	530,467
Louisiana-Pacific Corp.	4,618	113,510
Schweitzer-Mauduit International, Inc.	21,191	793,391
		1,437,368

TOTAL MATERIALS		14,812,986

REAL ESTATE - 6.0%
Equity Real Estate Investment Trusts (REITs) - 5.5%
American Assets Trust, Inc.	32,198	1,504,935
Braemar Hotels & Resorts, Inc.	3,946	37,053
City Office REIT, Inc.	5,232	75,288
CorePoint Lodging, Inc.	8,433	85,258
Corrections Corp. of America	79,202	1,368,611
DiamondRock Hospitality Co.	59,392	608,768
EastGroup Properties, Inc.	3,517	439,695
Franklin Street Properties Corp.	3,362	28,443
Healthcare Realty Trust, Inc.	4,103	137,451
Investors Real Estate Trust	871	65,038
Kite Realty Group Trust	2,041	32,962
Lexington Corporate Properties Trust	70,000	717,500
New Senior Investment Group, Inc.	20,106	134,308
Piedmont Office Realty Trust, Inc. Class A	5,418	113,128
PS Business Parks, Inc.	9,720	1,768,554
Rexford Industrial Realty, Inc.	1,624	71,488
RLJ Lodging Trust	91,148	1,548,605
Senior Housing Properties Trust (SBI)	100,027	925,750
Sunstone Hotel Investors, Inc.	125,268	1,721,182
The GEO Group, Inc.	34,849	604,282
Xenia Hotels & Resorts, Inc. (b)	78,276	1,653,189
		13,641,488
Real Estate Management & Development - 0.5%
Gyrodyne LLC (a)	137	2,693
Kennedy-Wilson Holdings, Inc.	26,162	573,471
Marcus & Millichap, Inc. (a)	4,862	172,552
Maui Land & Pineapple, Inc. (a)	1,389	15,112
Newmark Group, Inc.	54,062	489,802
RE/MAX Holdings, Inc.	2,890	92,942
		1,346,572

TOTAL REAL ESTATE		14,988,060

UTILITIES - 2.8%
Electric Utilities - 1.6%
Allete, Inc.	16,839	1,471,897
El Paso Electric Co.	1,272	85,326
Otter Tail Corp.	8,584	461,390
Portland General Electric Co.	34,328	1,935,069
		3,953,682
Gas Utilities - 0.0%
Southwest Gas Holdings, Inc.	937	85,304
Independent Power and Renewable Electricity Producers - 1.0%
Atlantic Power Corp. (a)	38,032	88,995
NRG Yield, Inc. Class A	69,095	1,198,107
Pattern Energy Group, Inc.	41,229	1,110,297
		2,397,399
Water Utilities - 0.2%
American States Water Co.	4,349	390,801
AquaVenture Holdings Ltd. (a)	2,479	48,167
Consolidated Water Co., Inc.	495	8,163
York Water Co.	1,209	52,785
		499,916

TOTAL UTILITIES		6,936,301

TOTAL COMMON STOCKS
(Cost $227,682,830)		246,239,549

Money Market Funds - 14.0%
Fidelity Cash Central Fund 1.96% (d)	3,729,926	3,730,672
Fidelity Securities Lending Cash Central Fund 1.96% (d)(e)	31,344,684	31,347,818
TOTAL MONEY MARKET FUNDS
(Cost $35,078,490)		35,078,490
TOTAL INVESTMENT IN SECURITIES - 112.3%
(Cost $262,761,320)		281,318,039
NET OTHER ASSETS (LIABILITIES) - (12.3)%(f)		(30,847,016)
NET ASSETS - 100%		$250,471,023

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	55	Dec. 2019	$4,193,750	$(131,453)	$(131,453)

The notional amount of futures purchased as a percentage of Net Assets is 1.7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Includes $165,750 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$86,983
Fidelity Securities Lending Cash Central Fund	154,025
Total	$241,008

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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